Risk and Uncertainties (Details) - Ambulnz, Inc. [Member] - USD ($)	1 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Risk and Uncertainties (Details) [Line Items]
Accelerated payment, percentage				100.00%
Payments received			$ 1,046,955
Medicare accelerated payments description				The repayment terms specify that for the first 11 months after repayment begins, repayment will occur through an automatic recoupment of 25% of Medicare payments otherwise owed to the provider. At the end of the eleven-month period, recoupment will increase to 50% for six months. At the end of the six months (or 29 months from the receipt of the initial accelerated payment), Medicare will issue a letter for full repayment of any remaining balance, as applicable. In such event, if payment is not received within 30 days, interest will accrue at the annual percentage rate of four percent (4%) from the date the letter was issued, and will be assessed for each full 30-day period that the balance remains unpaid. As of December 31, 2020, the entire balance of $2,397,024 of Medicare accelerated payments are reflected within accrued liabilities in the consolidated balance sheet, as the Company expects to repay the entire balance received within 12 months of December 31, 2020.		At the end of the eleven-month period, recoupment will increase to 50% for six months. At the end of the six months (or 29 months from the receipt of the initial accelerated payment), Medicare will issue a letter for full repayment of any remaining balance, as applicable. In such event, if payment is not received within 30 days, interest will accrue at the annual percentage rate of four percent (4%) from the date the letter was issued, and will be assessed for each full 30-day period that the balance remains unpaid. As of December 31, 2020, the entire balance of $2,397,024 of Medicare accelerated payments are reflected within accrued liabilities in the consolidated balance sheet, as the Company expects to repay the entire balance received within 12 months of December 31, 2020.
Percentage of payments					100.00%
Proceeds from payments received		$ 2,397,024
Repayment terms						11 months
Medicare payment percentage						25.00%
Medicare Accelerated Payments [Member]
Risk and Uncertainties (Details) [Line Items]
Payments received	$ 2,397,024
PHSSEF [Member]
Risk and Uncertainties (Details) [Line Items]
Proceeds from payments received						$ 1,046,955